Income taxes - Schedule of reconciliation of total tax expenses (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(4.00%)	26.87%	157.72%
Super deduction on research and development expenses	3.96%	(8.37%)	(145.44%)
Effect of expired tax loss	(0.40%)	0.00%	0.00%
Effect of change in income tax rate		0.00%	(555.07%)
Effect of tax holiday	47.40%	(36.13%)	0.00%
Effect of tax rate in different tax jurisdiction	(6.07%)	14.16%	4.82%
Change in valuation allowance	(65.89%)	(21.53%)	512.97%
Total	0.00%	0.00%	0.00%